AST BOND PORTFOLIO 2035
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 94.6%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	512,525	$5,478,898
(cost $5,213,242)

Short-Term Investment — 0.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $46,828)	46,828	46,828

TOTAL INVESTMENTS—95.4% (cost $5,260,070)(wa)		5,525,726

Other assets in excess of liabilities(z) — 4.6%		265,025

Net Assets — 100.0%		$5,790,751

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
70	10 Year U.S. Ultra Treasury Notes	Jun. 2025	$7,988,750	$101,532
3	20 Year U.S. Treasury Bonds	Jun. 2025	351,844	3,324
				104,856
Short Positions:
7	2 Year U.S. Treasury Notes	Jun. 2025	1,450,203	(4,884)
21	5 Year U.S. Treasury Notes	Jun. 2025	2,271,281	(20,766)
28	10 Year U.S. Treasury Notes	Jun. 2025	3,114,125	(37,255)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	489,000	(10,084)
				(72,989)
				$31,867
Other information regarding the Portfolio is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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